Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Significant Accounting Policies [Line Items]
Net of goodwill		$ 77	$ 77
Kayser Myanmar [Member]
Significant Accounting Policies [Line Items]
Gross as of April 1, 2017, March 31, 2018 and 2019		77
Accumulated impairment loss as of April 1, 2017 and March 31, 2018	(77)
Impairment losses during the year ended March 31, 2019	(77)
Net of goodwill		$ 77